DERIVATIVES	12 Months Ended
Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVES
9.     DERIVATIVES

Non-designated Hedges

Derivatives not designated as hedges are derivatives that do not meet the criteria for hedge accounting under GAAP or for which the Company has not elected to designate as hedges.

Loan commitments and forward sale commitments

Through its subsidiary, ACRE Capital, the Company enters into loan commitments with borrowers on loan originations whereby the interest rate on the prospective loan is determined prior to funding. In general, ACRE Capital simultaneously enters into forward sale commitments with investors in order to hedge against the interest rate exposure on loan commitments. The forward sale commitment with the investor locks in an interest rate and price for the sale of the loan. The terms of the loan commitment with the borrower and the forward sale commitment with the investor are matched with the objective of hedging interest rate risk. Loan commitments and forward sale commitments are considered undesignated derivative instruments. Accordingly, such commitments, along with any related fees received from potential borrowers, are recorded at fair value, with changes in fair value recorded in earnings. For the year ended December 31, 2015, the Company entered into 87 loan commitments and 87 forward sale commitments. For the year ended December 31, 2014, the Company entered into 36 loan commitments and 36 forward sale commitments.

As of December 31, 2015, the Company had 16 loan commitments with a total notional amount of $207.6 million and 24 forward sale commitments with a total notional amount of $237.4 million, with maturities ranging from 25 days to 17 months that were not designated as hedges in qualifying hedging relationships. As of December 31, 2014, the Company had one loan commitment with a total notional amount of $51.1 million and ten forward sale commitments with a total notional amount of $249.8 million, with maturities ranging from nine days to 23 months that were not designated as hedges in qualifying hedging relationships.

MSR purchase commitments

In March 2015, ACRE Capital entered into a purchase agreement with a third party to purchase the servicing rights for a HUD loan. Under the MSR purchase agreement, the purchase price for the servicing rights was $500 thousand and ACRE Capital assumed the rights to service the loan in October 2015. In July 2015, ACRE Capital entered into a second purchase agreement with a third party to purchase the servicing rights for a HUD loan (the "July 2015 HUD Loan"). Under the second purchase agreement, the purchase price for the servicing rights was $325 thousand and ACRE Capital will assume the rights to service the loan in March 2016.

Embedded conversion option

In connection with the issuance of the 2015 Convertible Notes, the Company could not elect to issue shares of common stock upon conversion of the 2015 Convertible Notes to the extent such election would result in the issuance of 20% or more of the common stock outstanding immediately prior to the issuance of the 2015 Convertible Notes until the Company received stockholder approval for issuances above this threshold. As a result, the embedded conversion option did not qualify for equity classification and instead was separately valued and accounted for as a derivative liability. On June 26, 2013, stockholder approval was obtained for the issuance of shares in excess of 20% of the Company’s common stock outstanding to satisfy any conversions of the 2015 Convertible Notes. As a result, the Company had the ability to fully settle in shares the conversion option and the embedded conversion option was no longer required to be separately valued and accounted for as a derivative liability on a prospective basis. As of December 31, 2015 and 2014, there was no derivative liability.

The table below presents the fair value of the Company’s derivative financial instruments as well as their classification within the Company’s consolidated balance sheets as of December 31, 2015 and 2014 ($ in thousands):

	As of December 31,
	2015			2014
	Balance Sheet Location		Fair Value	Balance Sheet Location		Fair Value
Derivatives not designated as hedging instruments
Loan commitments	Assets of discontinued operations held for sale	(1)	$8,450	Assets of discontinued operations held for sale	(1)	$3,082
Forward sale commitments	Assets of discontinued operations held for sale	(1)	25	Assets of discontinued operations held for sale	(1)	116
MSR purchase commitment	Assets of discontinued operations held for sale	(1)	330	Assets of discontinued operations held for sale	(1)	—
Forward sale commitments	Liabilities of discontinued operations held for sale	(1)	(1,868)	Liabilities of discontinued operations held for sale	(1)	(1,528)
Total derivatives not designated as hedging instruments			$6,937			$1,670

(1)
Derivative financial instruments are included in other assets or other liabilities as of December 31, 2015 and 2014 in the reconciliation of the carrying amounts of major classes of assets and liabilities of the discontinued operations held for sale to assets and liabilities of discontinued operations held for sale that are presented separately in the consolidated balance sheets. See Note 17 included in these consolidated financial statements for more information.